Note 4 - Loans and Related Allowance for Loan Losses (Details) - Impaired Loans by Class (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
With no related allowance recorded:
Recorded investment, with no related allowance	$ 10,119	$ 9,284
Unpaid principal balance, with no related allowance	10,107	9,472
With an allowance recorded:
Recorded investment, with related allowance	4,249	9,681
Unpaid principal balance, with related allowance	4,246	9,720
Related allowance	1,596	1,807
Total:
Recorded investment	14,368	18,965
Unpaid principal balance	14,353	19,192
Related allowance	1,596	1,807
Commercial and Industrial [Member]
With no related allowance recorded:
Recorded investment, with no related allowance	1,146	1,357
Unpaid principal balance, with no related allowance	1,145	1,357
With an allowance recorded:
Recorded investment, with related allowance	247	534
Unpaid principal balance, with related allowance	247	534
Related allowance	83	179
Total:
Recorded investment	1,393	1,891
Unpaid principal balance	1,392	1,891
Related allowance	83	179
Real Estate Construction [Member]
With no related allowance recorded:
Recorded investment, with no related allowance	2,707	124
Unpaid principal balance, with no related allowance	2,705	124
With an allowance recorded:
Recorded investment, with related allowance	589	3,887
Unpaid principal balance, with related allowance	589	3,887
Related allowance	589	210
Total:
Recorded investment	3,296	4,011
Unpaid principal balance	3,294	4,011
Related allowance	589	210
Residential Real Estate Mortgage [Member]
With no related allowance recorded:
Recorded investment, with no related allowance	2,202	2,704
Unpaid principal balance, with no related allowance	2,197	2,892
With an allowance recorded:
Recorded investment, with related allowance	2,981	3,178
Unpaid principal balance, with related allowance	2,978	3,217
Related allowance	892	855
Total:
Recorded investment	5,183	5,882
Unpaid principal balance	5,175	6,109
Related allowance	892	855
Commercial Real Estate Mortgage [Member]
With no related allowance recorded:
Recorded investment, with no related allowance	4,064	5,093
Unpaid principal balance, with no related allowance	4,060	5,093
With an allowance recorded:
Recorded investment, with related allowance	426	2,082
Unpaid principal balance, with related allowance	426	2,082
Related allowance	30	563
Total:
Recorded investment	4,490	7,175
Unpaid principal balance	4,486	7,175
Related allowance	30	563
Consumer Installment [Member]
With no related allowance recorded:
Recorded investment, with no related allowance		6
Unpaid principal balance, with no related allowance		6
With an allowance recorded:
Recorded investment, with related allowance	6
Unpaid principal balance, with related allowance	6
Related allowance	2
Total:
Recorded investment	6	6
Unpaid principal balance	6	6
Related allowance	$ 2